Consolidated Statements of Changes in Equity $ in Thousands, $ in Thousands	TWD ($)	USD ($)	Capital [member] Common stock [member] TWD ($)	Additional paid-in capital [member] TWD ($)	Legal Reserve [member] TWD ($)	Special Reserve [member] TWD ($)	Unappropriated Earnings [member] TWD ($)	Exchange Differences on Translation of Foreign Operations [member] TWD ($)	Unrealized Gains or Losses on Financial Assets Measured at Fair Value through Other Comprehensive Income [Member] TWD ($)	Unearned Employee Compensation [Member] TWD ($)	Treasury Stock [member] TWD ($)	Equity attributable to the parent company [member] TWD ($)	Non-controlling Interests [member] TWD ($)
Balance at Dec. 31, 2020	$ 223,139,562		$ 124,224,015	$ 44,452,987	$ 12,536,526	$ 11,022,314	$ 53,429,442	$ (11,877,253)	$ 1,327,344	$ (3,667,395)	$ (8,421,774)	$ 223,026,206	$ 113,356
Appropriation and distribution of retained earnings
Legal reserve					3,197,890		(3,197,890)
Special reserve reversed						(2,857,666)	2,857,666
Cash dividends	(19,875,842)						(19,875,842)					(19,875,842)
Net income (loss)	50,578,180						51,246,425					51,246,425	(668,245)
Other comprehensive income (loss)	3,420,429						(148,768)	(4,735,471)	8,304,687			3,420,448	(19)
Total comprehensive income (loss)	53,998,609						51,097,657	(4,735,471)	8,304,687			54,666,873	(668,264)
Share-based payment transaction	1,745,711		(2,617)	293,374						1,454,954		1,745,711
Share of changes in net assets of associates and joint ventures accounted for using equity method	(540)			(540)			430,850		(430,850)			(540)
Changes in subsidiaries' ownership	(1,020,566)						(1,009,440)					(1,009,440)	(11,126)
Adjustments due to reciprocal stockholdings held by subsidiaries and associates	1,070,932			961,003							109,929	1,070,932
Disposal of equity instruments investments measured at fair value through other comprehensive income	0
Non-Controlling Interests	23,430												23,430
Share exchange	4,661,865		611,078	3,930,986							119,801	4,661,865
Others	631,886			442,786			(576,685)					(133,899)	765,785
Balance at Dec. 31, 2021	264,375,047		124,832,476	50,080,596	15,734,416	8,164,648	83,155,758	(16,612,724)	9,201,181	(2,212,441)	(8,192,044)	264,151,866	223,181
Impact of retroactive applications at Dec. 31, 2021	(219,932)						(153,843)					(153,843)	(66,089)
Adjusted balance at Dec. 31, 2021	264,155,115		124,832,476	50,080,596	15,734,416	8,164,648	83,001,915	(16,612,724)	9,201,181	(2,212,441)	(8,192,044)	263,998,023	157,092
Appropriation and distribution of retained earnings
Legal reserve					5,832,570		(5,832,570)
Special reserve reversed						(3,250,434)	3,250,434
Cash distributed from additional paid-in capital	(37,446,370)			(37,446,370)								(37,446,370)
Net income (loss)	90,298,765						89,478,805					89,478,805	819,960
Other comprehensive income (loss)	4,192,092						258,171	10,243,308	(6,309,395)			4,192,084	8
Total comprehensive income (loss)	94,490,857						89,736,976	10,243,308	(6,309,395)			93,670,889	819,968
Share-based payment transaction	1,351,738		215,014	755,313			(1,490)			381,411		1,350,248	1,490
Share of changes in net assets of associates and joint ventures accounted for using equity method	55,392			55,392			(797)		797			55,392
Changes in subsidiaries' ownership	(430,436)						(429,097)					(429,097)	(1,339)
Adjustments due to reciprocal stockholdings held by subsidiaries and associates	205,857			635,761							(429,904)	205,857
Disposal of equity instruments investments measured at fair value through other comprehensive income	0
Non-Controlling Interests	5,456												5,456
Others	423,339			1,062,327								1,062,327	(638,988)
Balance at Dec. 31, 2022	322,810,948		125,047,490	15,143,019	21,566,986	4,914,214	169,725,371	(6,369,416)	2,892,583	(1,831,030)	(8,621,948)	322,467,269	343,679
Appropriation and distribution of retained earnings
Legal reserve					8,905,139		(8,905,139)
Special reserve reversed						(2,180,156)	2,180,156
Cash dividends	(45,017,096)						(45,017,096)					(45,017,096)
Net income (loss)	60,139,134	$ 1,964,047					59,688,950					59,688,950	450,184
Other comprehensive income (loss)	5,058,046	165,188					327,156	(2,070,254)	6,801,158			5,058,060	(14)
Total comprehensive income (loss)	65,197,180	2,129,235					60,016,106	(2,070,254)	6,801,158			64,747,010	450,170
Share-based payment transaction	1,026,023		250,732	934,945			(5,170)		0	(160,301)		1,020,206	5,817
Share of changes in net assets of associates and joint ventures accounted for using equity method	17,396			46,265			403,488		(432,357)			17,396
Disposal of investments accounted for under the equity method	5			5			(56)		56			5
The differences between the fair value of the consideration paid or received from acquiring or disposing subsidiaries and the carrying amounts of the subsidiaries	2,572,818			2,572,818								2,572,818
Changes in subsidiaries' ownership	(288,284)			3,485			(292,225)					(288,740)	456
Adjustments due to reciprocal stockholdings held by subsidiaries and associates	(415,962)			851,695			(85,827)				(1,181,830)	(415,962)
Disposal of equity instruments investments measured at fair value through other comprehensive income	(1,628,388)						(1,628,388)		1,628,388
Non-Controlling Interests	4,187												4,187
Others	(2,190,247)			(1,726,797)								(1,726,797)	(463,450)
Balance at Dec. 31, 2023	$ 343,716,968	$ 11,225,244	$ 125,298,222	$ 17,825,435	$ 30,472,125	$ 2,734,058	$ 176,391,220	$ (8,439,670)	$ 10,889,828	$ (1,991,331)	$ (9,803,778)	$ 343,376,109	$ 340,859